As filed with the Securities and Exchange            Registration No. 333-01107*
Commission on September 24, 1999                     Registration No. 811-2513

--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------

                       Post-Effective Amendment No. 17 To
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------

     Variable Annuity Account C of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, TS31, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

    --------  60 days after filing pursuant to paragraph (a)(1) of Rule 485
       X
    --------  on December 1, 1999 pursuant to paragraph (a)(1) of Rule 485

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements:
33-88720; 33-75964 (which had included a combined prospectus for earlier Registration Statements: 33-75958, 33-75960, and 33-75994); 33-75986 (which had included a combined prospectus for earlier Registration Statements: 33-75970, 33-75954, and 33-75956); 33-75982 (which had included a combined prospectus for earlier Registration Statements: 33-75968, 33-75966, 33-75990, and the individual deferred compensation contracts covered by Registration Statement No. 33-75992); and 33-91846 (which had included a combined prospectus for earlier Registration Statement: 33-75976).

                           VARIABLE ANNUITY ACCOUNT C
                              CROSS REFERENCE SHEET

                                                                        LOCATION - PROSPECTUS DATED
                                                                       MAY 3, 1999, AND AS AMENDED BY
                                                                              SUPPLEMENTS DATED
                                                                         MAY 3, 1999, JUNE 1, 1999,
FORM N-4                                                                   SEPTEMBER 1, 1999, AND
ITEM NO.                       PART A (PROSPECTUS)                            DECEMBER 1, 1999

    1          Cover Page..........................................  Cover Page

    2          Definitions.........................................  Not Applicable

    3          Synopsis............................................  Contract Overview; Fee Tables, and as amended

    4          Condensed Financial Information.....................  Condensed Financial Information; Appendix VI -
                                                                     Condensed Financial Information

    5          General Description of Registrant, Depositor, and
               Portfolio Companies.................................  Other Topics - The Company, Variable Annuity Account C;
                                                                     Appendix V - Fund Descriptions

    6          Deductions and Expenses.............................  Fees

    7          General Description of Variable Annuity Contracts...  Contract Overview; Other Topics

    8          Annuity Period......................................  The Income Phase

    9          Death Benefit.......................................  Death Benefit

   10          Purchases and Contract Value........................  Contract Purchase and Participation; Your Account Value

   11          Redemptions.........................................  Right to Cancel; Withdrawals; Systematic Distribution Options

   12          Taxes...............................................  Taxation

   13          Legal Proceedings...................................  Other Topics - Legal Matters and Proceedings

   14          Table of Contents of the Statement of Additional
               Information.........................................  Statement of Additional Information - Table of Contents

FORM N-4                        PART B (STATEMENT OF                    LOCATION - STATEMENT OF
ITEM NO.                       ADDITIONAL INFORMATION)                  ADDITIONAL INFORMATION

   15          Cover Page...........................................    Cover page

   16          Table of Contents....................................    Table of Contents

   17          General Information and History......................    General Information and History

   18          Services.............................................    General Information and History; Independent Auditors

   19          Purchase of Securities Being Offered.................    Offering and Purchase of Contracts

   20          Underwriters.........................................    Offering and Purchase of Contracts

   21          Calculation of Performance Data......................    Performance Data; Average Annual Total Return Quotations

   22          Annuity Payments.....................................    Income Phase Payments

   23          Financial Statements.................................    Financial Statements


                           Part C (Other Information)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                  PARTS A AND B

The Prospectus and the Statement of Additional Information each dated May 3, 1999, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 17 by reference to Registrant's filing under Rule 497(c) filed on May 6, 1999 (File No. 333-01107), and by reference to Prospectus Supplements dated May 3, 1999 and June 1, 1999, as filed in Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 (File No. 333-01107), as filed on May 24, 1999 and declared effective on June 1, 1999, and by reference to Prospectus Supplement dated September 1, 1999 as filed in Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 (File No. 333-01107), as filed on August 24, 1999 and declared effective on September 1, 1999.

A Supplement to the Prospectus dated December 1, 1999 is included in Part A of this Post-Effective Amendment.

                          VARIABLE ANNUITY ACCOUNT C
                          VARIABLE ANNUITY ACCOUNT B

                   Aetna Life Insurance and Annuity Company

                       Supplement Dated December 1, 1999
           to May 3, 1999 Prospectus or Contract Prospectus Summary

GENERAL DESCRIPTION OF GET H

Series H of the Aetna GET Fund (GET H) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company or we) makes a guarantee, as described below, when you direct money into GET H. Aeltus Investment Management, Inc. serves as investment adviser to GET H.

We will offer GET H shares only during its offering period, which is scheduled to run from December 15, 1999 through the close of business on March 14, 2000. GET H may not be available under your contract, your plan or in your state. Please read the GET H prospectus for a more complete description of GET H, including its charges and expenses.

INVESTMENT OBJECTIVE OF GET H

GET H seeks to achieve maximum total return, without compromising a minimum targeted return, by participating in favorable equity market performance during the guarantee period.

GET H's guarantee period runs from March 15, 2000 through March 14, 2005. During the offering period, all GET H assets will be invested in short-term instruments, and during the guarantee period will be invested in a combination of fixed income and equity securities.

THE GET FUND GUARANTEE

The guarantee period for GET H will end on March 14, 2005 which is GET H's maturity date. The Company guarantees that the value of an accumulation unit of the GET H subaccount under the contract on the maturity date (as valued after the close of business on March 14, 2005) will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET H subaccount to make up the difference. This means that if you remain invested in GET H until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET H as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET H subaccount. The value of dividends or distributions made by GET H during the guarantee period are not included in the guarantee, nor does the guarantee promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from GET H before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.

MATURITY DATE

Before the maturity date, we will send a notice to each contract holder or participant who has amounts in GET H. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET H amounts. If you do not make a choice, on the maturity date we will transfer your GET H amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET H amounts to the fund or funds designated by the Company. We will make these transfers as of the unit value next determined after the transfer.

                       SUBJECT TO COMPLETION OR AMENDMENT

Information contained herein is subject to completion or amendment. A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus supplement shall not constitute an offer to sell or the solicitation of any offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.


RH.GETHSPON-99                                                      October 1999

INCOME PHASE

GET H is not available during the income phase. You should not select this option if you wish to begin income payments or to make other withdrawals or transfers before the maturity date. You must transfer your GET H account value to another available investment option before you may elect an income phase payment option. As stated above, the Company's guarantee will not apply to amounts you withdraw or transfer before the maturity date.

REINVESTMENT

Some contracts allow you to reinvest all or a portion of the proceeds after a full withdrawal. If you withdraw amounts from GET H and then elect to reinvest them, we will reinvest them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET H amounts among the other investment options in which you were invested, on a pro rata basis.

The following information supplements the "Fee Table" contained in the prospectus or the contract prospectus summary:

FEES DEDUCTED FROM YOUR INVESTMENTS IN THE SEPARATE ACCOUNT

In addition to the amounts currently listed under the heading "Fee Table" in the prospectus or contract prospectus summary, we will make a daily deduction of a GET H Guarantee Charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET H investment option:


  GET H Guarantee Charge (deducted daily during the Guarantee Period) ....   0.50%
Maximum Total Separate Account Expenses ..................................   2.00%(1)

(1) The Total Separate Account Expenses that apply to your contract may be lower. Please refer to the "Fee Table" section of your prospectus or contract prospectus summary.

Aetna GET Fund Series H Annual Expenses

(As a percentage of the average net assets)

                               Investment                             Total Fund Annual Expenses
                            Advisory Fees(2)   Other Expenses(3)  (after expense reimbursement)(4)
                            ----------------   -----------------  --------------------------------
Aetna GET Fund Series H           0.60%              0.15%                      0.75%

For more information regarding expenses paid out of assets of the fund, see the GET H prospectus.

-----------------------

(2) The Investment Advisory Fee will be 0.25% during the offering period and 0.60% during the guarantee period.

(3) "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET H and any additional direct fund expenses.

(4) The Adviser is contractually obligated through GET H's maturity date to waive all or a portion of its investment advisory fee and/or its administrative fee and/or to reimburse a portion of GET H's other expenses in order to ensure that GET H's Total Fund Annual Expenses do not exceed 0.75% of the fund's average daily net assets. It is not expected that GET H's actual expenses without this waiver or reimbursement will exceed this amount.

The following information supplements the "Hypothetical Examples" contained in the prospectus.

Hypothetical Examples--Aetna GET Fund Series H

Account Fees Incurred Over Time. The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the GET H investment option under the contract (until GET H's maturity date) and a 5% return on assets.(5)

-----------------------------------
[arrow] THESE EXAMPLES ARE PURELY
        HYPOTHETICAL.

[arrow] THEY SHOULD NOT BE
        CONSIDERED A REPRESENTATION
        OF PAST OR FUTURE EXPENSES
        OR EXPECTED RETURNS.

[arrow] ACTUAL EXPENSES AND/OR
        RETURNS MAY BE MORE OR LESS
        THAN THOSE SHOWN BELOW.
-----------------------------------

                                                  Example A                                    Example B

                                         If you withdraw your entire               If you leave your entire account
                                         account value at the end of the           value invested or if you select an
                                         periods shown, you would pay the          income phase option at the end of
                                         following expenses, including any         the periods shown, you would
                                         applicable early withdrawal               pay the following expenses (no
                                         charges assessed:                         early withdrawal charge is
                                                                                   assessed):

                                         1 Year     3 Years     5 Years            1 Year     3 Years     5 Years
                                         ------     -------     -------            ------     -------     -------
Aetna GET Fund Series H                  $79        $140        $204               $28        $87         $148





-----------------------

(5) The examples shown above reflect an annual mortality and expense risk charge of 1.25%, an annual contract administrative expense charge of 0.25%, an annual GET H guarantee charge of 0.50%, an annual maintenance fee that has been converted to a percentage of assets equal to 0.050%, and all charges and expenses of GET H. Example A reflects an early withdrawal charge of 5% of the account value at the end of years 1, 3 and 5. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table" section of your prospectus or contract prospectus summary.)

RH.GETHSPON-99                                                      October 1999

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a) Financial Statements:

         (1)      Incorporated by reference in Part A:

                  Condensed Financial Information

         (2)      Incorporated by reference in Part B:

                  Financial Statements of Variable Annuity Account C:

                  -   Statement of Assets and Liabilities as of December 31,
                      1998

                  - Statements of Operations and Changes in Net Assets for the years ended December 31, 1998 and 1997

                  - Condensed Financial Information for the year ended December 31, 1998

                  -   Notes to Financial Statements

                  -   Independent Auditors' Report

                  Financial Statements of the Depositor:

                  -   Independent Auditors' Report

                  - Consolidated Statements of Income for the years ended December 31, 1998, 1997 and 1996

                  -   Consolidated Balance Sheets as of December 31, 1998 and
                      1997

                  - Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 1998, 1997 and 1996

                  - Consolidated Statements of Cash Flows for the years ended December 31, 1998, 1997 and 1996

                  -   Notes to Consolidated Financial Statements

     (b) Exhibits

         (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account C(1)

         (2)      Not applicable

         (3.1)    Broker-Dealer Agreement(2)

         (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(3)

         (4.1)    Variable Annuity Contract (G-CDA(99))(4)

         (4.2)    Variable Annuity Contract Certificate (C-CDA(99))(4)

         (4.3)    Group Combination Annuity Contract (Nonparticipating)
                  (A001RP95)(5)

         (4.4) Group Combination Annuity Certificate (Nonparticipating) (A007RC95)(5)

         (4.5)    Group Combination Annuity Contract (Nonparticipating)
                  (A020RV95)(5)

         (4.6) Group Combination Annuity Certificate (Nonparticipating) (A027RV95)(5)

         (4.7)    Variable Annuity Contract (G-CDA-IA(RP))(3)

         (4.8)    Variable Annuity Contract Certificate (GTCC-IA(RP))(6)

         (4.9)    Variable Annuity Contract (G-CDA-IA(RPM/XC))(3)

         (4.10)   Variable Annuity Contract (G-CDA-HF)(7)

         (4.11)   Variable Annuity Certificate (GTCC-HF)(8)

         (4.12)   Variable Annuity Contract (G-CDA-HD)(9)

         (4.13)   Variable Annuity Contract Certificate (GTCC-HD)(6)

         (4.14)   Variable Annuity Contract (GID-CDA-HO)(10)

         (4.15)   Variable Annuity Contract (GLID-CDA-HO)(10)

         (4.16)   Variable Annuity Contract (GSD-CDA-HO)(10)

         (4.17)   Variable Annuity Contract (GST-CDA-HO)(11)

         (4.18)   Variable Annuity Contract (I-CDA-HD)(11)

         (4.19)   Variable Annuity Contract (G-CDA-IB(ATORP))(12)

         (4.20) Variable Annuity Contract and Certificate (G-CDA-95(TORP)) and (GTCC-95(TORP))(12)

         (4.21)   Variable Annuity Contract (G-CDA-IB(AORP))(12)

         (4.22) Variable Annuity Contract and Certificate (G-CDA-95(ORP)) and (GTCC-95(ORP))(12)

         (4.23) Variable Annuity Contracts and Certificate (G-CDA-ORP), (G-CDA-IB(TORP)) and (GTCC-95(TORP))(12)

         (4.24)   Variable Annuity Contract (G-CDA-96(TORP))(13)

         (4.25)   Variable Annuity Contract (IA-CDA-IA)(14)

         (4.26)   Variable Annuity Contract (GIT-CDA-HO)(11)

         (4.27)   Variable Annuity Contract (GLIT-CDA-HO)(11)

         (4.28)   Variable Annuity Contract (I-CDA-98(ORP))(7)

         (4.29) Endorsement for Exchanged Contract (EINRP95) to Contract A001RP95(5)

         (4.30) Endorsement for Exchanged Contract (EINRV95) to Contract A020RV95(5)

         (4.31)   Endorsement (GET 9/96) to Contracts A001RP95 and A020RV95(13)

         (4.32)   Endorsement (GET-1 (9/96)) to Contracts A001RP95 and
                  A020RV95(15)

         (4.33)   Endorsement (E1OMNI97) to Contract A001RP95(16)

         (4.34)   Endorsement (E2OMNI97) to Contract A001RP95(16)

         (4.35)   Endorsement (E1FXPL97) to Contract A001RP95(16)

         (4.36)   Endorsement (E3FXPL97) to Contracts A001RP95 and A020RV95(7)

         (4.37)   Endorsement (EINRP97) to Contract A001RP95(7)

         (4.38)   Endorsement (EINRV97) to Contract A020RV95(7)

         (4.39)   Endorsement (E1PAY97) to Contracts A001RP95 and A020RV95(7)

         (4.40)   Endorsement (E4OMNI98) to Contracts A001RP95 and A020RV95(17)

         (4.41)   Endorsement (EINRV98) to Contract A020RV95(7)

         (4.42)   Endorsement (EINRP98) to Contract A001RP95(7)

         (4.43) Endorsement (EGET-IC(R)) to Contracts G-CDA-IA(RP), G-CDA-HF, G-CDA-IB(ATORP), G-CDA-IB(AORP) and G-CDA-HD(3)

         (4.44) Endorsement (EGETE-IC(R)) to Contracts G-CDA-IA(RPM/XC) and GLID-CDA-HO(18)

         (4.45) Endorsement (EGHDHFRPSDO97) to Contracts G-CDA-HF, G-CDA-HD and G-CDA-IA(RP)(19)

         (4.46) Endorsement (EG403-GIE-98) to Contracts G-CDA-HF, G-CDA-HD, G-CDA-IA(RP), A001RP95, A020RV95 and Certificates GTCC-HF, GTCC-HD, GTCC-IA(RP), A007RC95 and A027RV95(20)

         (4.47) Endorsement (EG403-GIHC-98) to Contracts G-CDA-IA(RP), A001RP95 and A020RV95 and Certificates GTCC-IA(RP), A007RC95 and A027RV95(20)

         (4.48) Endorsement (EG403-GI-98) to Contract G-CDA-HF and Certificate GTCC-HF(21)

         (4.49) Endorsement (EFUND97) to Contracts GID-CDA-HO, GLID-CDA-HO, GSD-CDA-HO, and GST-CDA-HO(22)

         (4.50) Endorsement (E98-G-CDA-HF/HD) to Contracts G-CDA-HF and G-CDA-HD and Certificates GTCC-HD and GTCC-HF(23)

         (4.51) Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO, GID-CDA-HO and GSD-CDA-HO(23)

         (4.52) Endorsement (E3KSDC96) to Variable Annuity Contract GLID-CDA-HO(24)

         (4.53) Endorsement (EMETHO96) to Variable Annuity Contract GLID-CDA-HO(25)

         (4.54)   Endorsement (ENEMHF96) to Variable Annuity Contract
                  G-CDA-HF(25)

         (4.55)   Endorsement (E2ME96) to Variable Annuity Contract
                  GLID-CDA-HO(26)

         (4.56) Endorsement (GET 9/96) to Variable Annuity Contracts G-CDA-95(TORP) and G-CDA-95(ORP) and Certificates GTCC-95(TORP) and GTCC-95(ORP)(13)

         (4.57) Endorsements (EIGET-IC(R)), (EIGF-IC) and (EGF-IC(SPD)) to Contract IA-CDA-IA(27)

         (4.58)   Endorsement (EIHDIASDO) to Contracts I-CDA-HD and
                  IA-CDA-IA(28)

         (4.59) Endorsement (EHOSDO) to Contracts GIT-CDA-HO, GLIT-CDA-HO and GST-CDA-HO(28)

         (4.60) Endorsement (EHOTABLE97) to Contracts GIT-CDA-HO, GLIT-CDA-HO and GST-CDA-HO(28)

         (4.61)   Endorsement (EI403-GI-98) to Contract IA-CDA-IA(7)

         (4.62) Endorsement (E-MMGDB(99)) to Contract G-CDA(99) and Certificate C-CDA (99)(4)

         (4.63) Endorsement (E-MMFPEX(99)) to Contract G-CDA(99) and Certificate C-CDA(99)(4)

         (4.64) Endorsement (E-MMLOAN(99)) to Contract G-CDA(99) and Certificate C-CDA(99)(4)

         (4.65) Endorsement (E-MMLSWC(99)) to Contract G-CDA(99) and Certificate C-CDA(99)(4)

         (4.66) Endorsement (E-MMTC(5/99)) to Contract G-CDA(99) and Certificate C-CDA(99)(4)

         (4.67)   Endorsement (EGET-99) to Contracts and Certificates Nos.:
                  A001RP95, A007RC95, A020RV95, A027RV95, G-CDA-IA(RP),
                  GTCC-IA(RP), G-CDA-HF, GTCC-HF, G-CDA-HD, GTCC-HD, GID-CDA-HO, GLID-CDA-HO, GIT-CDA-HO, GLIT-CDA-HO, GSD-CDA-HO, GST-CDA-HO, I-CDA-HD, G-CDA-

                  IB(ATORP), G,CDA-IB(TORP), G-CDA-IB(AORP), G-CDA-96(TORP), IA-CDA-IA, and I-CDA-98(ORP)(4)

         (4.68)   Variable Annuity Contract Schedule I (A001RP95(1/98))(7)

         (4.69)   Variable Annuity Contract Schedule I (A020RV95)(1/98)(7)

         (5.1)    Variable Annuity Contract Application (300-MOP-96)(29)

         (5.2)    Variable Annuity Contract Application (300-GTD-IA)(30)

         (5.3)    Variable Annuity Contract Application (710.00.16H(11/97))(31)

         (5.4)    Variable Annuity Contract Application
                  (710.00.16H(NY)(11/97))(31)

         (6.1) Certificate of Incorporation of Aetna Life Insurance and Annuity Company(31)

         (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(11)

         (6.3) By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(32)

         (7)      Not applicable

         (8.1) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and AIM dated June 30, 1998(33)

         (8.2) Service Agreement between Aetna Life Insurance and Annuity Company and AIM effective June 30, 1998(33)

         (8.3) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)

         (8.4) Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(34)

         (8.5) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)

         (8.6) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(34)

         (8.7) Fund Participation Agreement among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company dated December 1, 1997(35)

         (8.8) Service Agreement between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company Dated December 1, 1997(35)

         (8.9) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(11)

         (8.10) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(36)

         (8.11) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(37)

         (8.12) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997(2)

         (8.13) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1,1996(11)

         (8.14) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(36)

         (8.15) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(38)

         (8.16) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products

                  Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and
                  January 20, 1998(2)

         (8.17) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(25)

         (8.18) Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(36)

         (8.19) Service Contract between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company dated May 2, 1997(34)

         (8.20) Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(25)

         (8.21) Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(34)

         (8.22) Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(39)

         (8.23) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991(3)

         (8.24) Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(40)

         (8.25) Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(40)

         (9)      Opinion and Consent of Counsel*

         (10)     Consent of Independent Auditors

         (11)     Not applicable

         (12)     Not applicable

         (13)     Schedule for Computation of Performance Data(17)

         (14)     Not applicable

         (15.1)   Powers of Attorney(41)

         (15.2)   Authorization for Signatures(3)

*To be filed by amendment.

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.

2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

4. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on May 3, 1999.

5. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 21, 1996.

6. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 4, 1999.

7. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed on July 29, 1997.

8. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75980), as filed on February 12, 1997.

9. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75982), as filed on April 22, 1996.

10. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75982), as filed on February 20, 1997.

11. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.

12. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-91846), as filed on April 15, 1996.

13. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-91846), as filed on August 6, 1996.

14. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed on July 29, 1997.

15. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July 22, 1998.

16. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 26, 1997.

17. Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1998.

18. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75986), as filed on August 30, 1996.

19. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 11, 1997.

20. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-01107), as filed on September 10, 1998.

21. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75962), as filed on September 15, 1998.

22. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75964), as filed on July 29, 1997.

23. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 33-75982), as filed on April 13, 1998.

24. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-88720), as filed on April 22, 1996.

25. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.

26. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-88720), as filed on February 21, 1997.

27. Incorporated by reference to Post Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75964), as filed on August 30, 1996.

28. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-75964), as filed on April 11, 1997.

29. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 33-91846), as filed on April 13, 1998.

30. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 33-75986), as filed on August 19, 1997.

31. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.

32. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.

33. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

34. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

35. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

36. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.

37. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.

38. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.

39. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.

40. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

41. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 333-56297), as filed on February 25, 1999.

Item 25. Directors and Officers of the Depositor

Name and Principal
Business Address*                 Positions and Offices with Depositor
-----------------                 ------------------------------------
Thomas J. McInerney               Director and President

Catherine H. Smith                Director, Chief Financial Officer and Senior Vice President

Shaun P. Mathews                  Director and Senior Vice President

Deborah Koltenuk                  Vice President, Corporate Controller, and Assistant Treasurer

Therese M. Squillacote            Vice President and Chief Compliance Officer

Kirk P. Wickman                   Senior Vice President, General Counsel and Corporate Secretary

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     Incorporated herein by reference to Item 26 of Registration Statement on Form N-4 (File No. 333-87131), as filed on September 15, 1999.

Item 27. Number of Contract Owners

     As of August 31, 1999, there were 585,051 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.

Item 28. Indemnification

Section 21 of Public Act No. 97-246 of the Connecticut General Assembly (the "Act") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of this Act. Reference is hereby made to Section 33-771(e) of the Connecticut General Statutes ("CGS") regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when
(1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or
(2) a court has determined that indemnification is appropriate pursuant to
Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in
Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter, only, for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund, and Aetna Variable Portfolios, Inc. and as the principal underwriter and investment adviser for Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account B of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1998:

    (1)                       (2)                     (3)                  (4)                   (5)

Name of                  Net Underwriting           Compensation on
Principal                Discounts and              Redemption or         Brokerage
Underwriter              Commissions                Annuitization         Commissions         Compensation*
-----------              -----------                -------------         -----------         -------------
Aetna Life Insurance                                 $6,483,000                               $142,398,000
and Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account C.

Item 30. Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31. Management Services

     Not applicable

Item 32. Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, has duly caused this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-01107) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 24th day of September, 1999.

                                       VARIABLE ANNUITY ACCOUNT C OF AETNA
                                       LIFE INSURANCE AND ANNUITY COMPANY
                                           (Registrant)

                                  By:  AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                           (Depositor)

                                  By:  Thomas J. McInerney*
                                       ----------------------------------------
                                       Thomas J. McInerney
                                       President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 17 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                       Title                                                  Date
---------                       -----                                                  ----
Thomas J. McInerney*            Director and President                            )
-----------------------         (principal executive officer)                     )
Thomas J. McInerney                                                               )
                                                                                  )
Catherine H. Smith*             Director and Chief Financial Officer              )   September
-----------------------                                                           )   24, 1999
Catherine H. Smith                                                                )
                                                                                  )
Shaun P. Mathews*               Director                                          )
-----------------------                                                           )
Shaun P. Mathews                                                                  )
                                                                                  )
Deborah Koltenuk*               Vice President, Corporate Controller, and         )
-----------------------         Assistant Treasurer                               )
Deborah Koltenuk                                                                  )

By: /s/ J. Neil McMurdie
    --------------------
    J. Neil McMurdie
    *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  Exhibit Index

Exhibit No.             Exhibit
-----------             -------

99-B.9                  Opinion and Consent of Counsel                *

99-B.10                 Consent of Independent Auditors            -------





*To be filed by amendment.